UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [ ];     Amendment Number: ______

This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Courage Capital Management, LLC
Address:  4400 Harding Road, Suite 503
          Nashville, TN  37205-2290

Form 13F File Number:          28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:     Richard C. Patton
Title:    Chief Manager
Phone:    615-369-0110

Signature, Place and Date of Signing:

/S/ Richard C. Patton              Nashville, TN              February 14, 2008
---------------------              -------------              -----------------
[Signature]                        [City, State]              [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Number of Other Included Managers:            0
                                           ----------

Form 13F Information Table Entry Total:       52
                                           ----------

Form 13F Information Table Value Total:      $518,263
                                           ----------
                                           (thousands)

List of Other Included Managers:  Not Applicable

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AGL RESOURCES INC              COMMON           001204106    28945  769004 SH  X    DEF (1)             X      0    0
AMERICAN EXPRESS CO            COMMON           025816109    11705  225000 SH  X    DEF (1)             X      0    0
AMSURG CORP                    COMMON           03232P405     2766  102200 SH  X    DEF (1)             X      0    0
AT&T INC                       COMMON           00206R102     8167  196500 SH  X    DEF (1)             X      0    0
CALL BANK OF AMERICA JAN 52.50 CALL             060505104     6441    1561 SH  CALL DEF (1)             X      0    0
CALL BANK OF AMERICA JAN 55.00 CALL             060505104    10150    2460 SH  CALL DEF (1)             X      0    0
BARCLAYS BK PLC                IP MSCI IND 36   06739F291     1447   14792 PRN X    DEF (1)             X      0    0
BAXTER INTERNATIONAL INC       COMMON           071813109       68    1167 SH  X    DEF (1)             X      0    0
BERKSHIRE HATHAWAY INC DEL CL  COMMON           084670207       33       7 SH  X    DEF (1)             X      0    0
B
BMC SOFTWARE INC               COMMON           055921100    10054  282100 SH  X    DEF (1)             X      0    0
CALL BUNGE LIMITED JAN 85.00   CALL             G16962105    23282    2000 SH  CALL DEF (1)             X      0    0
CARPENTER TECHNOLOGY CORP      COMMON           144285103     5534   73618 SH  X    DEF (1)             X      0    0
CHINA NETCOM GROUP CORP        ADR              16940Q101     6124  103100 SH  X    DEF (1)             X      0    0
COACH INC                      COMMON           189754104     1988   65000 SH  X    DEF (1)             X      0    0
COCA COLA CO                   COMMON           191216100       13     215 SH  X    DEF (1)             X      0    0
COMMSCOPE INC                  COMMON           203372107       24     482 SH  X    DEF (1)             X      0    0
COVANTA HOLDING CORPORATION    COMMON           22282E102    19395  701180 SH  X    DEF (1)             X      0    0
DAVITA INC                     COMMON           23918K108     4609   81800 SH  X    DEF (1)             X      0    0
DISCOVER FINANCIAL SERVICES    COMMON           254709108     3016  200000 SH  X    DEF (1)             X      0    0
CALL D R HORTON INC JAN 20.00  CALL             23331A109     1317    1000 SH  CALL DEF (1)             X      0    0
EMC CORP-MASS                  COMMON           268648102    24571 1326008 SH  X    DEF (1)             X      0    0
GENERAL MOTORS CORPORATION     COMMON           370442717     5137  262500 SH  X    DEF (1)             X      0    0
GOODYEAR TIRE & RUBBER CO      COMMON           382550101    43727 1549500 SH  X    DEF (1)             X      0    0
INGRAM MICRO INC CL A          COMMON           457153104     1353   75000 SH  X    DEF (1)             X      0    0
INTUIT INC                     COMMON           461202103    34537 1092599 SH  X    DEF (1)             X      0    0
CALL JOHNSON JOHNSON JAN 50.00 CALL             478160104    19990    2997 SH  CALL DEF (1)             X      0    0
CALL JOHNSON JOHNSON JAN 60.00 CALL             478160104    51419    7709 SH  CALL DEF (1)             X      0    0
KEMET CORP                     COMMON           488360108     7293 1099989 SH  X    DEF (1)             X      0    0
NUCOR CORP                     COMMON           670346105     7403  125000 SH  X    DEF (1)             X      0    0
OLYMPIC STEEL INC              COMMON           68162K106     2695   85000 SH  X    DEF (1)             X      0    0
OMNICARE INC                   COMMON           681904108     4441  194681 SH  X    DEF (1)             X      0    0
OMNICOM GROUP INC              COMMON           681919106       16     330 SH  X    DEF (1)             X      0    0
PERUSAHAAN PERSEROAN ADR       ADR              715684106     2100   50000 SH  X    DEF (1)             X      0    0
CALL PULTE HOMES INC JAN 22.50 CALL             745867101     1054    1000 SH  CALL DEF (1)             X      0    0
RENT A CENTER INC              COMMON           76009N100    12189  839454 SH  X    DEF (1)             X      0    0
PUT ST JUDE MEDICAL DEC 35.00  PUT              790849103      597     147 SH  PUT  DEF (1)             X      0    0
PUT ST JUDE MEDICAL JAN 35.00  PUT              790849103    14224    3500 SH  PUT  DEF (1)             X      0    0
SCANA CORP                     COMMON           80589M102     9985  236900 SH  X    DEF (1)             X      0    0
SCHLUMBERGER LTD               COMMON           806857108       24     240 SH  X    DEF (1)             X      0    0
CALL SIEMENS A G JAN 140.00    CALL             826197501    10354     658 SH  CALL DEF (1)             X      0    0
CALL SIEMENS A G JAN 150.00    CALL             826197501    20677    1314 SH  CALL DEF (1)             X      0    0
CALL SIEMENS A G JAN 160.00    CALL             826197501    10354     658 SH  CALL DEF (1)             X      0    0
SKILLED HEALTHCARE GROUP INC   COMMON           83066R107     2411  164831 SH  X    DEF (1)             X      0    0
ST JUDE MEDICAL INC            COMMON           790849103    15419  379400 SH  X    DEF (1)             X      0    0
STREETTRACKS GOLD TRUST        GOLD SHS         863307104     1794   21750 SH  X    DEF (1)             X      0    0
TARGET CORP                    COMMON           87612E106    12920  258400 SH  X    DEF (1)             X      0    0
WAL MART STORES INC            COMMON           931142103     7301  153600 SH  X    DEF (1)             X      0    0
WESCO INTL INC                 COMMON           95082P105     7051  162699 SH  X    DEF (1)             X      0    0
WYETH                          COMMON           983024100    15816  357900 SH  X    DEF (1)             X      0    0
CALL WYETH APR 45.00           CALL             983024100     9192    2080 SH  CALL DEF (1)             X      0    0
YAHOO INC                      COMMON           984332106    14589  627200 SH  X    DEF (1)             X      0    0
ZEP INC                        COMMON           98944B108     2555  184200 SH  x    DEF (1)             X      0    0


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.